Accrued Liabilities and Other and Other Long-Term Liabilities - In-Process Revenue Contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Payables and Accruals [Line Items]
Amortization of in-process revenue	$ 14.5	$ 27.2	$ 28.1
Amortization of in-process revenue contracts, 2019	5.9
Amortization of in-process revenue contracts, 2020	5.9
Amortization of in-process revenue contracts, 2021	5.9
Amortization of in-process revenue contracts, 2022	$ 5.9
Newbuildings | Shipbuilding supervision and crew training services | Pan Union Joint Venture | Teekay LNG
Payables and Accruals [Line Items]
Number of vessels | vessel	4